Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Reconciliation of net income to net income available to common shareholders
The following tables show the effect of dilutive options on the Company’s net income per common share.

	Year Ended December 31, 2020
	Income	Shares	Per Share
Basic EPS	$7,050,604	3,212,996	$2.19
Effect of Dilutive Securities:
Senior Convertible Debentures	—	—	—
Diluted EPS	$7,050,604	3,212,996	$2.19

	Year Ended December 31, 2019			Year Ended December 31, 2018
	Income	Shares	Per Share	Income	Shares	Per Share
Basic EPS	$7,794,487	2,955,737	$2.64	$7,207,221	2,953,446	$2.44
Effect of Dilutive Securities:
Senior Convertible Debentures	362,640	302,200	(0.14)	362,640	303,200	(0.12)
Diluted EPS	$8,157,127	3,257,937	$2.50	$7,569,861	3,256,646	$2.32